Benefit Plans (Contributions to Non-Qualified Deferred Compensation Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Foreign Savings Plans | AVX Corporation | Key Employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to the plans	¥ 688	¥ 685	¥ 750